Projected Benefit Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Pension Plan
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	$ 43,642
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	35,973
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	35,986
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	36,283
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	36,871
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	193,834
Benefit Restoration Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	1,414
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	1,543
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	1,670
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	1,896
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	2,000
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	$ 11,079